Organization and Principal Activities (Details) ¥ in Millions, $ in Millions			12 Months Ended
	Aug. 15, 2019 shares	Aug. 14, 2019	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021	Sep. 10, 2021	Nov. 30, 2020	Aug. 01, 2020	Dec. 02, 2019 USD ($)	Dec. 02, 2019 CNY (¥)
Organization and Principal Activities [Line Items]
Purchased remaining shares (in Shares)	675,000
Percentage of economic beneficial interest			0.53%
Ownership voting percentage			0.41%
Amount of paid-in capital of HF capital										$ 2.9	¥ 20
Initial equity interest pledge agreement term		20 years
Service fees percentage		100.00%
Zhongchao Shanghai [Member]
Organization and Principal Activities [Line Items]
Shares issued (in Shares)	135,007
Zhongchao Cayman [Member]
Organization and Principal Activities [Line Items]
Shares issued (in Shares)	675,068
Shanghai Zhongxun [Member]
Organization and Principal Activities [Line Items]
Equity interest						100.00%
Shanghai Xingban Enterprises Management Partnership [Member]
Organization and Principal Activities [Line Items]
Equity interest							100.00%
Shanghai Zhongxun [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage					93.33%			51.00%
Mr. Weiguang Yang [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage					6.67%			19.00%
Beijing Zhongchao Yixin Management Consulting Partnership [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage								20.00%
LLP (“Zhongchao Yixin”), and Beijing Zhongren Yixin Management Consulting [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage								10.00%
West Angel [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage					60.00%
Zhongchao Shanghai [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage	6.25%		6.25%
Mr.Yang [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage									76.40%
Class A Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Ordinary shares would not be issued (in Shares)			135,007	135,007	135,007
Ordinary shares outstanding (in Shares)			135,007	135,007	135,007
Class A Ordinary Shares [Member] | Warrant [Member]
Organization and Principal Activities [Line Items]
Capital to purchase shares (in Shares)			135,007